Trade and Other Receivables, Prepayments and Contract Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables (Note 20)	$ 7,068	$ 8,278	$ 4,674
Other current receivables		13,796	8,914
Current prepayments		21,516	6,463
Current contract assets		4,484	2,378
Current value added tax receivables		2,045
Current value added tax payables			(63)
Trade and other receivables		$ 50,119	$ 22,366